NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Reconciliation Of Denominators Used In Computation [Table Text Block]
The following table presents a reconciliation of the denominators used in the computation of net los

	Year ended December 31,
	2015	2014
Net loss	$(8,786,277)	$(6,930,139)
Weighted average outstanding shares of common stock	14,017,095	13,462,396
Dilutive effect of stock options and warrants	--	--
Common stock and equivalents	14,017,095	13,462,396

Net loss per share – Basic and diluted	$(0.63)	$(0.51)

Dilutive effect on earnings per share [Table Text Block]
Outstanding stock options and common stock warrants are considered anti-dilutive because we are in a

	December 31,
	2015	2014
Common stock upon conversion of debt	31,661	330,000
Stock options	2,509,000	--
Warrants	1,822,700	3,165,700
Stock payable	630,000	350,000
	4,993,361	3,845,700